Property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Property, plant and equipment, net
Property, plant and equipment, net
Note 10—Property,

plant and equipment, net
“Property, plant and

equipment, net” consisted of the following:
December 31,
($ in millions) 2020 2019
Land and buildings

3,889 3,568
Machinery and equipment

6,144 5,620
Construction in progress

505 500
10,538 9,688
Accumulated depreciation

(6,364) (5,716)
Total 4,174 3,972
Assets under finance leases included in “Property,

plant and equipment, net” were as follows:
December 31,
($ in millions) 2020 2019
Land and buildings

169 142
Machinery and equipment

79 62
248 204
Accumulated depreciation

(111) (99)
Total 137 105
In 2020, 2019 and 2018 depreciation, including depreciation

of assets under finance leases, was $
586

million,
$ 616

million and $
578

million, respectively.

In 2020, 2019 and 2018 there were no significant impairments of property,
plant or equipment.